Offerings	Jul. 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$400,000,000 Senior Callable Floating Rate Notes due July 24, 2030
Amount Registered | shares	400,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 400,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,240
Offering Note
1	Final prospectus supplement

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$500,000,000 4.980% Senior Callable Fixed-to-Fixed Reset Rate Notes due July 24, 2030
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 500,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050
Offering Note
1	Final prospectus supplement

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$500,000,000 Senior Callable Floating Rate Notes due July 23, 2032
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 500,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050
Offering Note
1	Final prospectus supplement

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$600,000,000 5.190% Senior Callable Fixed to-Fixed Reset Rate Notes due July 23, 2032
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 600,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,860
Offering Note
1	Final prospectus supplement

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$500,000,000 5.568% Senior Callable Fixed-to-Fixed Reset Rate Notes due July 24, 2037
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 500,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050
Offering Note
1	Final prospectus supplement

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$500,000,000 6.049% Senior Callable Fixed-to-Fixed Reset Rate Notes due July 24, 2047
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 500,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050
Offering Note
1	Final prospectus supplement